Reconciliation of Financial Statements to Schedule H of Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per financial statements	$171,830,981	$150,092,951
Excess contribution payable	356,230	231,975
Net assets available for benefits per the Form 5500	$172,187,211	$150,324,926
The following is a reconciliation of net increase per the financial statements for the year ended December 31, 2025 to Form 5500:

December 31, 2025
Net increase per financial statements	$21,738,030
Excess contribution payable at December 31, 2025	356,230
Excess contribution payable at December 31, 2024	(231,975)
Net increase per Form 5500	$21,862,285